Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	₱ 16,825	₱ 17,202
Carrying amount	67,234	53,394
Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	84,059	70,596
High grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	52,857	38,469
Standard grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	5,006	7,934
Substandard grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	9,371	6,991
Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	16,825	17,202
Stage 1 12-Month ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	574	298
Carrying amount	45,181	30,958
Stage 1 12-Month ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	45,755	31,256
Stage 1 12-Month ECL [Member] | High grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	44,618	29,241
Stage 1 12-Month ECL [Member] | Standard grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	563	1,710
Stage 1 12-Month ECL [Member] | Substandard grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure		7
Stage 1 12-Month ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	574	298
Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	3,960	1,763
Carrying amount	22,053	22,436
Stage 2 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	26,013	24,199
Stage 2 Lifetime ECL [Member] | High grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	8,239	9,228
Stage 2 Lifetime ECL [Member] | Standard grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	4,443	6,224
Stage 2 Lifetime ECL [Member] | Substandard grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	9,371	6,984
Stage 2 Lifetime ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	3,960	1,763
Stage 3 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	12,291	15,141
Stage 3 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	12,291	15,141
Stage 3 Lifetime ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	₱ 12,291	₱ 15,141